Long-term Debt and Other Financing Arrangements - Annual Maturities of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 341
2014	344
2015	150
2016	2,732
2017	733
Thereafter	1,884
Total	$ 6,184	$ 6,359